Advance to suppliers, net	12 Months Ended
Sep. 30, 2024
Advance To Suppliers Net
Advance to suppliers, net

6. Advance to suppliers, net

Advance to suppliers, net consisted of the following:

	As of September 30,
	2023	2024

Advance payment for parts and accessories, net	$5,614	$5,439
Advance payment for cars	5,891	1,074
Others	48	-
Total	$11,553	$6,513

The Group recorded allowance for advance to suppliers of nil, nil and US$381 for the years ended September 30, 2022, 2023 and 2024, respectively.